Loans and Borrowings (Tables)	12 Months Ended
Jun. 30, 2020
Financial instruments [Abstract]
Disclosure of Detailed Information About Borrowings

	Nov 2017 (i)	Mar 2018 (ii)	Jan 2019 (iii)	Total
	$	$	$	$
Balance, June 30, 2018	637	190,891	—	191,528
Issued	—	—	460,610	460,610
Conversion option portion	—	—	(169,228)	(169,228)
Financing fees	—	—	(14,965)	(14,965)
Conversion of debt	(640)	(378)	—	(1,018)
Interest paid	(69)	(11,466)	—	(11,535)
Accretion	34	21,574	10,046	31,654
Accrued interest	38	11,473	10,886	22,397
Unrealized gain on foreign exchange	—	—	(5,862)	(5,862)
Balance, June 30, 2019	—	212,094	291,487	503,581
Current portion	—	(212,094)	(23,815)	(235,909)
Long-term portion	—	—	267,672	267,672

Balance, June 30, 2019	—	212,094	291,487	503,581
Conversion of debt	—	(219,614)	—	(219,614)
Interest paid	—	(7,948)	(27,789)	(35,737)
Accretion	—	9,857	26,942	36,799
Accrued interest	—	7,917	25,548	33,465
Principal repayment	—	(2,306)	—	(2,306)
Unrealized gain on foreign exchange	—	—	10,850	10,850
Balance, June 30, 2020	—	—	327,038	327,038
Current portion	—	—	(32,110)	(32,110)
Long-term portion	—	—	294,928	294,928

(i)
Represents $115.0 million principal amount of convertible debentures that were unsecured, bore interest at 6% per annum and mature on November 28, 2022. The principal amount of the debentures is convertible by the holder into common shares of the Company at $78.00 per share subject to a forced conversion if the VWAP of the Company’s common shares exceed $108.00 per share for 10 consecutive trading days. The convertible debenture was fully converted during the year ended June 30, 2019.

(ii)
On March 9, 2018, the Company completed a private placement of $230.0 million 2-year unsecured convertible debentures (the ”March 2018 Debentures”). The debentures bore interest at 5% per annum, payable semi-annually. The debentures were convertible by the holder into common shares of the Company at a price of $156.60 per share subject to a forced conversion if the VWAP of the Company’s common shares exceeded $204.00 per share for 10 consecutive trading days.

During the year ended June 30, 2019, the Company issued 2,765 common shares on the partial conversion of $0.4 million principal amount of the debentures.

In November 2019, the Company provided notice to all holders of the March 2018 Debentures of an option to voluntarily convert their debentures at a temporarily amended early conversion price of $39.40 (the “Amended Early Conversion Price”) calculated based on a 6% discount to the average daily VWAP of Aurora’s common shares on both the Canadian and U.S. stock exchanges.

On November 25, 2019, $227.0 million principal amount, or approximately 99%, of the March 2018 Debentures were converted under the Amended Early Conversion Price into 5,761,260 common shares of Aurora. Debenture holders that elected to convert also received a total of $7.9 million of interest paid in cash which was comprised of: (i) $4.7 million of accrued and unpaid interest from the last interest payment date, being June 30, 2019, up to, but excluding, November 25, 2019, and (ii) $3.2 of million future unpaid interest from November 25, 2019, up to, but excluding, the date of maturity of the Debentures, being March 9, 2020. In accordance with IAS 32 - Financial Instruments: Presentation, the reduction of the conversion price to induce early conversion resulted in a loss of $172.3 million during the year ended June 30, 2020 (Note 20). The loss is calculated as the difference between the fair value of the consideration the holders received on conversion under the revised terms and the fair value of the consideration the holders would have received under the original terms of the agreement. On March 6, 2020, the Company repaid the remaining principal balance of $2.3 million in cash.

(iii)
On January 24, 2019, the Company issued $460.6 million (US$345.0 million) in aggregate principal amount of Convertible Senior Notes due 2024 (“Senior Notes”) issued at par value. Holders may convert all or any portion of the Senior Notes at any time. The Senior Notes are unsecured, mature on February 28, 2024 and bear cash interest semi-annually at a rate of 5.5% per annum. The initial conversion rate for the Senior Notes is 11.53 common shares per US$1,000 principal amount of Senior Notes, equivalent to an initial conversion price of approximately US$86.72 per common share.

On and after February 28, 2022 and prior to February 28, 2024, the Senior Notes are redeemable in whole or in part from time to time at the Company’s option at par plus accrued and unpaid interest, provided that the VWAP of the shares on the NYSE for at least 20 trading days, during any 30 consecutive trading day period ending immediately preceding the date on which the notice of redemption is given, is not less than 130% of the conversion price then in effect, which currently equates to $112.74 per share.

On and after February 28, 2024, the Company has the option, upon not more than 60 nor less than 30 days prior notice, to satisfy its obligations to pay on redemption or maturity, the principal amount of the Senior Notes, in whole or in part, in cash or by delivering freely tradable shares. Any accrued and unpaid interest will be paid in cash. Where redemption is executed through the issuance of shares, payment will be satisfied by delivering for each $1,000 due, that number of freely tradable shares obtained by dividing $1,000 by the VWAP of the shares on the NYSE for the 20 consecutive trading days ending 10 trading days prior to the date fixed for redemption or maturity.

Holders will also have the right to require Aurora to repurchase their Senior Notes upon the occurrence of certain customary events at a purchase price equal to 100% of the principal amount of the Senior Notes to be repurchased, plus accrued and unpaid interest.

The Senior Notes and any common shares of Aurora issuable upon conversion of the Senior Notes have not been and will not be registered under the U.S. Securities Act of 1933, as amended, or any state securities laws, or qualified for distribution by prospectus in Canada, and may not be offered or sold in the United States absent registration or an applicable exemption from such registration requirements, or sold in Canada absent an exemption from the prospectus requirements of Canadian securities laws.

In accordance with IFRS 9, the equity conversion option embedded in the Senior Notes was determined to be a derivative liability, which has been recognized separately at its fair value. Subsequent changes in the fair value of the equity conversion option will be recognized through profit and loss (i.e. FVTPL). The equity conversion option was classified as an option liability as it can be settled through the issuance of a variable number of shares, cash or a combination thereof, based on the exchange rate and or trading price at the time of settlement.

The debt host has been recognized at its amortized cost of $276.4 million, which represents the remaining fair value allocated from total net proceeds received of $445.6 million (US $334.7 million) after $169.2 million (US $126.8 million) was allocated to the derivative liability representing the equity conversion option. Management elected to capitalize transaction costs, which are directly attributable to the issuance of the Senior Notes. These transaction costs total $15.0 million and have been netted against the principal amount of the debt.

As of June 30, 2020, the conversion option had a fair value of $1.8 million (June 30, 2019 – $177.4 million) and the Company recognized a $175.6 million unrealized gain on the derivative liability for the year ended June 30, 2020 (year ended June 30, 2019 – $8.2 million unrealized loss)(Note 20). The fair value of the conversion option was determined based on the Kynex valuation model with the following assumptions: share price of US$12.42 (June 30, 2019 – US$93.84), volatility of 75% (June 30, 2019 – 60%), implied credit spread of 3,297 bps (June 30, 2019 – 897 bps), and assumed stock borrow rate of 50% (June 30, 2019 – 15%). As of June 30, 2020, the Company has accrued interest payable of $8.6 million (June 30, 2019 - $10.9 million) on these Senior Notes.
As at June 30, 2020, the Company had the following loans and borrowings:

	Note	June 30, 2020	June 30, 2019
		$	$
Term loan credit facilities	16(a)	113,921	139,900
Debentures		4	18
Lease liabilities	16(b)	90,284	1,326
Total loans and borrowings		204,209	141,244
Current portion		(120,508)	(13,758)
Long-term portion		83,701	127,486

Disclosure of Changes in the Carrying Value of Current and Non-current Loans and Borrowings
The changes in the carrying value of current and non-current credit facilities are as follows:

	Term loan credit facilities	Revolving credit facility
	$	$
Balance, June 30, 2018	10,637	—
Additions	150,985	—
Deferred financing fee	(3,744)	—
Assumed on acquisition	6,003	—
Gain on debt modification	(1,886)	—
Accretion	5,760	—
Interest payments	(6,479)	—
Principal repayments	(21,376)	—
Balance, June 30, 2019	139,900	—
Current portion	(13,398)	—
Long-term portion	126,502	—

Balance, June 30, 2019	139,900	—
Additions	64,394	22,000
Deferred financing fee	(1,937)	—
Gain on debt modification	(1,287)	—
Accretion	12,497	108
Interest payments	(6,516)	(108)
Principal repayments	(93,130)	(22,000)
Balance, June 30, 2020	113,921	—
Current portion	(113,921)	—
Long-term portion	—	—

Disclosure Of Quantitative Information About Lease Liabilities
The following is a continuity schedule of lease liabilities:

$
Balance, June 30, 2018	448
Lease additions	985
Assumed on acquisition	298
Lease payments	(405)
Balance, June 30, 2019	1,326
Current portion	(360)
Long-term portion	966

Balance, June 30, 2019	1,326
IFRS 16 transition (1)	95,464
Lease additions	9,465
Disposal of leases	(2,123)
Lease payments	(13,468)
Lease term reduction and other items (2)	(6,108)
Changes due to foreign exchange rates	185
Interest expense on lease liabilities	5,543
Balance, June 30, 2020	90,284
Current portion	(6,587)
Long-term portion	83,697

(1)	Effective July 1, 2019, the Company adopted IFRS 16 Leases (Note 2(i)(i)).

(2)
As part of the Company’s restructuring activities (Note 3), management re-assessed the likelihood of executing renewal options of its existing leases which resulted in a reduction of the assessed lease term of several of the Company’s leases.